NOTES AND ACCOUNTS PAYABLE - OFFICERS	9 Months Ended
Sep. 30, 2024
Notes And Accounts Payable - Officers
NOTES AND ACCOUNTS PAYABLE - OFFICERS

NOTE 4 –NOTES AND ACCOUNTS PAYABLE - OFFICERS

During the nine months ended September 30, 2024, the Company entered into note payable agreements with three of its officers in the aggregate total of $142. The notes accrue interest at 7.5% per annum, are unsecured and are due one year from the date of issuance. During the nine months ended September 30, 2024, the notes accrued interest of $3 and as of September 30, 2024, $142 of principal was outstanding on the notes and $3 of accrued and unpaid interest.

Subsequent to September 30, 2024, the notes were repaid and 36,269 shares of the Company’s common stock was issued to the officers (see Note 8).

During the three months ended September 30, 2024, the Company entered into an agreement with Douglas Samuelson, the Company’s Chief Financial Officer, under which Mr. Samuelson agreed to convert $172 of the total accounts payable due to him into 51,610 shares of the Company’s common stock with such conversion to occur upon the closing of the Company’s IPO. The conversion price of the shares was equal to 83% of the IPO price. Upon the closing of the IPO, the shares were issued to Mr. Samuelson and the debt was forgiven. The fair value of the shares was $206. The Company recorded the difference between the fair value of the shares and the debt forgiven as a financing cost of $34, which was recorded during the three and nine months ended September 30, 2024. No amounts were owed to Mr. Samuelson as of September 30, 2024.